Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Schedule of trade and other payables

Figures in million - SA rand	2023	2022	2021
Trade creditors	4,278	4,147	3,670
Accruals and other creditors	6,609	5,470	5,192
Other	791	1,276	1,581
Financial liabilities	11,678	10,893	10,443
Payroll creditors	3,014	2,496	2,485
Leave pay accrual	1,686	2,123	2,045
VAT payable	86	141	189
Total trade and other payables	16,464	15,653	15,162